Other Noncurrent Liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities	Other Non-Current Liabilities
Other non-current liabilities consisted of the following:

	December 31, 2023	December 31, 2022
Asset retirement obligations	$84	$81
Accrued environmental expense, long-term	12	12
Other	20	18
Other non-current liabilities	$116	$111
We record an asset retirement obligation for the estimated future cost to remove underground storage tanks. Revisions to the liability could occur due to changes in tank removal costs, tank useful lives or if federal and/or state regulators enact new guidance on the removal of such tanks. Changes in the carrying amount of asset retirement obligations for the years ended December 31, 2023 and 2022 were as follows:

	Year Ended December 31,
	2023	2022
Balance at beginning of year	$81	$79
Liabilities incurred	—	—
Liabilities settled	(1)	(2)
Accretion expense	4	4
Balance at end of year	$84	$81